Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Summary of operating segment results
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
Vip.com	114,189,757	100,806,644	109,556,481
Shan Shan Outlets	1,579,032	1,858,668	2,795,977
Others	3,202,867	2,105,712	1,234,053
Inter-segment revenues (Note a)	(1,911,978)	(1,618,535)	(730,491)

Total net revenues	117,059,678	103,152,489	112,856,020
Income (loss) from operations
Vip.com	6,158,560	7,341,732	9,642,385
Shan Shan Outlets	357,602	353,875	802,315
Others	88,065	(290,580)	169,241
Unallocated expenses (Note b)	(1,021,805)	(1,207,581)	(1,509,806)

Total income from operations	5,582,422	6,197,446	9,104,135
Total other income	290,853	1,879,758	882,867

Income before income taxes and share of income (loss) of equity method investees	5,873,275	8,077,204	9,987,002

Notes:

(a)
Inter-segment revenues mainly consist of payment processing, inter platform technical services, warehousing rental services and supply chain management services, promotion services provided by Vip.com to Internet finance business and internal procurement between offline shops, Shan Shan Outlets and Vip.com.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Schedule of depreciation of property and equipment, net (included in the measurement of segment profit or loss)
Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	741,202	846,864	851,630
Shan Shan Outlets	208,091	298,624	417,226
Others	147,678	85,817	30,528

	1,096,971	1,231,305	1,299,384

Schedule of interest income and expenses
Interest income and expenses (included in the measurement of segment profit or loss):

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Interest income
Vip.com	528,294	622,686	654,485
Shan Shan Outlets	57,732	53,659	42,807
Others	85,736	87,925	84,532
Inter-segment interest income	(301)	(252)	(1,532)

	671,461	764,018	780,292

Interest expense
Vip.com	(13,864)	(23,573)	(22,821)
Shan Shan Outlets	(597)	(685)	(111)
Others	(301)	(252)	(1,532)
Inter-segment interest income	301	252	1,532

	(14,461)	(24,258)	(22,932)

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net (loss) income of investments accounted under the equity method
Vip.com	(54,715)	(117,176)	52,212
Shan Shan Outlets	97,018	110,617	112,868
Others	—	—	(84,779)

	42,303	(6,559)	80,301

Schedule of information about segment assets

	Year Ended December 31,
	2022	2023
	RMB	RMB
Total assets
Vip.com	47,086,901	47,982,859
Shan Shan Outlets	13,489,858	17,062,689
Others	4,898,751	7,277,046

	65,475,510	72,322,594

Investments in equity method investees
Vip.com	1,434,715	1,153,245
Shan Shan Outlets	728,157	763,025
Others	—	239,291

	2,162,872	2,155,561

Total expenditure for additions of long-lived assets
Vip.com	1,073,082	2,330,278
Shan Shan Outlets	1,995,802	2,895,954
Others	33,705	4,505

	3,102,589	5,230,737

Schedule of revenues from different product groups and services

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Product revenues
Womenswear and menswear	36,387,893	33,332,934	37,628,436
Shoes and bags	10,940,824	8,256,326	9,384,021
Skincare and cosmetics	15,404,639	15,277,888	15,669,280
Sportswear and sporting goods	13,528,783	12,801,388	13,870,228
Home goods and other lifestyle products	10,702,864	8,359,052	8,620,465
Baby and children products	8,700,589	8,735,859	9,606,808
Supermarkets and other products	15,591,310	10,486,631	10,834,247

	111,256,902	97,250,078	105,613,485
Other revenues	5,802,776	5,902,411	7,242,535

Total net revenues	117,059,678	103,152,489	112,856,020